PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Property and equipment and related accumulated depreciation as of March 31, 2021 and December 31, 2020 are as follows:

	2021	2020
Property and equipment:
Telecommunications fiber and equipment	$2,578,526	$2,530,167
Film production equipment	369,903	369,903
Medical equipment	229,452	133,329
Office furniture and equipment	86,899	86,899
Leasehold improvements	18,679	18,679
Total property and equipment	3,283,459	3,138,977
Accumulated depreciation	(1,148,741)	(993,380)
Property and equipment, net	$2,134,718	$2,145,597

Depreciation expense was $155,361 and $257,403 for the three months ended March 31, 2021 and 2020, respectively.

Property and equipment and related accumulated depreciation as of December 31, 2020 and 2019 are as follows:

	2020	2019
Property and equipment:
Telecommunications fiber and equipment	$2,530,167	5,203,000
Film production equipment	369,903	369,903
Medical equipment	133,329	---
Office furniture and equipment	86,899	85,485
Leasehold improvements	18,679	18,679
Total Property ad equipment	3,138,977	5,677,067
Accumulated depreciation	(993,380)	(1,253,919)
Property and equipment, net	$2,145,597	4,423,148

Depreciation expense was $1,054,702 and $591,069 for the years ended December 31, 2020 and 2019, respectively.

During the year ended December 31, 2019, the Company had a change in useful life for its telecommunications fiber and equipment related to Copperhead Digital resulting from managements evaluation of its remaining useful life in light of the decrease in revenues for which it was being used. The useful life was decreased from its original 20 years when it was acquired in 2015 to five years. Subsequently, as of December 31, 2020, management adjusted the net book value of this equipment to zero as it became doubtful with no customers that the estimated future cash flows would recover the net book value. This resulted in an expense for impairment of $1,849,630 to the statement of operations for the year ended December 31, 2020.